UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-08030

Name of Fund:	Royce Micro-Cap Trust, Inc.
Fund Address:	745 Fifth Avenue
New York, NY 10151

Name and address of agent for service:
John E. Denneen, Esq.
Royce & Associates, LLC
745 Fifth Avenue
New York, NY 10151

Registrant’s telephone number, including area code: (212) 508-4500

Date of fiscal year end: 12/31/2013

Date of reporting period: 3/31/2013

Item 1 - Schedule of Investments

SCHEDULE OF INVESTMENTS
ROYCE MICRO-CAP TRUST
MARCH 31, 2013 (UNAUDITED)
	SHARES	VALUE
COMMON STOCKS – 105.8%

Consumer Discretionary – 11.4%
Auto Components - 1.7%
China XD Plastics [1]	102,400	$409,600
China Zenix Auto International ADR [1]	50,000	154,000
Drew Industries [2,3]	102,700	3,729,037
Fuel Systems Solutions [1]	76,000	1,251,720
Spartan Motors	79,200	420,552

		5,964,909

Distributors - 0.3%
Weyco Group	48,000	1,176,480

Diversified Consumer Services - 0.1%
Lincoln Educational Services	64,000	375,040
Spectrum Group International [1,4]	6,925	14,889

		389,929

Household Durables - 3.7%
American Greetings Cl. A	75,700	1,218,770
Cavco Industries [1]	3,091	147,039
Ethan Allen Interiors [3]	81,600	2,686,272
Flexsteel Industries	172,500	4,267,650
Koss Corporation	73,400	375,074
Natuzzi ADR [1]	409,800	905,658
Skullcandy [1]	29,700	156,816
Universal Electronics [1]	137,400	3,194,550

		12,951,829

Internet & Catalog Retail - 0.2%
CafePress [1]	78,400	471,184
Geeknet [1]	1,500	22,155
U.S. Auto Parts Network [1]	140,900	169,080

		662,419

Leisure Equipment & Products - 0.2%
Arctic Cat [1]	14,764	645,187
Leapfrog Enterprises Cl. A [1,3]	32,800	280,768

		925,955

Media - 0.8%
Acquity Group ADR [1]	14,000	88,900
Rentrak Corporation [1]	101,400	2,228,772
Saga Communications Cl. A	8,400	388,584

		2,706,256

Specialty Retail - 2.8%
America’s Car-Mart [1,2,3]	83,500	3,902,790
Destination Maternity	27,800	650,520
Lewis Group	57,000	400,630
Oriental Watch Holdings	372,400	121,374
Shoe Carnival [3]	30,728	628,080
Stage Stores [3]	11,700	302,796
Stein Mart [3]	178,900	1,499,182
Systemax [3]	84,000	831,600
West Marine [1]	110,200	1,259,586
Wet Seal (The) Cl. A [1]	87,679	264,790

		9,861,348

Textiles, Apparel & Luxury Goods - 1.6%
Crown Crafts	144,400	867,844
G-III Apparel Group [1,3]	8,100	324,891
J.G. Boswell Company [4]	2,490	2,101,560
Marimekko	25,300	364,522
Movado Group [3]	49,274	1,651,665
True Religion Apparel [3]	9,600	250,656

		5,561,138

Total		40,200,263

Consumer Staples – 2.9%
Food & Staples Retailing - 0.5%
Arden Group Cl. A	16,000	1,617,440

Food Products - 2.2%
Asian Citrus Holdings	1,060,000	546,212
Calavo Growers [3]	30,323	872,696
Farmer Bros. [1]	45,000	661,500
Griffin Land & Nurseries	70,274	2,111,734
Origin Agritech [1]	121,488	221,108
Seneca Foods Cl. A [1,3]	51,400	1,697,228
Seneca Foods Cl. B [1]	42,500	1,394,000
Waterloo Investment Holdings [1,5]	806,207	110,289

		7,614,767

Personal Products - 0.2%
Inter Parfums [3]	33,900	828,177

Total		10,060,384

Energy – 4.1%
Energy Equipment & Services - 2.8%
Dawson Geophysical [1]	53,213	1,596,390
Geospace Technologies [1,3]	9,500	1,025,240
Global Geophysical Services [1]	35,000	85,750
Gulf Island Fabrication	29,116	613,183
Heckmann Corporation [1,2,3]	100,000	429,000
Lamprell [1]	202,400	401,335
Matrix Service [1,3]	30,800	458,920
North American Energy Partners [1]	50,000	227,000
Pason Systems	139,200	2,428,138
Pioneer Energy Services [1,3]	57,500	474,375
Tesco Corporation [1,3]	50,000	669,500
Willbros Group [1]	131,100	1,287,402

		9,696,233

Oil, Gas & Consumable Fuels - 1.3%
Approach Resources [1,3]	12,000	295,320
Resolute Energy [1,3]	102,100	1,175,171
Sprott Resource	149,800	672,430
StealthGas [1]	64,500	773,355
VAALCO Energy [1,3]	100,800	765,072
Warren Resources [1]	290,000	930,900

		4,612,248

Total		14,308,481

Financials – 18.2%
Capital Markets - 6.4%
ASA Gold and Precious Metals	91,000	1,752,660
Cowen Group [1]	600,600	1,693,692
Diamond Hill Investment Group	34,479	2,682,811
Equity Trustees	41,030	768,931
FBR & Co. [1]	53,750	1,017,488
Fiera Capital	78,000	766,294
INTL FCStone [1,3]	26,310	458,057
JZ Capital Partners	253,999	2,053,194
MVC Capital	151,200	1,939,896
NGP Capital Resources	172,901	1,229,326
Queen City Investments [4]	948	948,237
Trust Company (The)	91,298	537,060
U.S. Global Investors Cl. A	128,586	471,911
Urbana Corporation [1]	237,600	292,366
Virtus Investment Partners [1,2,3]	28,000	5,215,840
Westwood Holdings Group [3]	16,300	724,209

		22,551,972

Commercial Banks - 1.9%
Bank of N.T. Butterfield & Son	1,015,000	1,380,400
BCB Holdings [1]	806,207	244,998
Chemung Financial	40,000	1,356,000
Fauquier Bankshares	140,200	1,695,018
First Bancorp	40,200	724,002
Peapack-Gladstone Financial	88,868	1,325,022

		6,725,440

Consumer Finance - 0.3%
Regional Management [1]	51,400	1,038,280

Diversified Financial Services - 2.1%
Banca Finnat Euramerica	1,310,000	446,674
Bolsa Mexicana de Valores	300,000	859,332
GAIN Capital Holdings	25,000	111,500
HF2 Financial Management Cl. A [1]	207,700	2,093,616
JSE	95,400	739,728
PICO Holdings [1,3]	45,700	1,014,540
RHJ International [1]	348,000	1,650,511
Warsaw Stock Exchange	52,900	636,684

		7,552,585

Insurance - 2.1%
Hallmark Financial Services [1]	138,000	1,242,000
Independence Holding Company	105,380	1,072,768
National Western Life Insurance Cl. A [3]	12,033	2,117,808
State Auto Financial [3]	120,890	2,105,904
United Fire Group [3]	38,603	983,219

		7,521,699

Real Estate Investment Trusts (REITs) - 0.5%
BRT Realty Trust [1]	228,681	1,605,341

Real Estate Management & Development - 4.0%
Altisource Asset Management [1,4]	5,500	742,500
Consolidated-Tomoka Land	57,629	2,261,938
E-House China Holdings ADR	134,039	623,281
Forestar Group [1,3]	53,000	1,158,580
Kennedy-Wilson Holdings	372,300	5,774,373
Tejon Ranch [1,2,3]	112,162	3,340,185
ZipRealty [1]	25,000	91,250

		13,992,107

Thrifts & Mortgage Finance - 0.9%
Alliance Bancorp, Inc. of Pennsylvania	41,344	547,808
BofI Holding [1,2,3]	75,962	2,725,516

		3,273,324

Total		64,260,748

Health Care – 6.8%
Biotechnology - 0.6%
Celsion Corporation [1]	160,000	168,000
Chelsea Therapeutics International [1]	710,000	1,448,400
Halozyme Therapeutics [1]	81,622	470,959
3SBio ADR [1]	15,000	228,000

		2,315,359

Health Care Equipment & Supplies - 3.4%
Allied Healthcare Products [1]	133,371	353,433
AngioDynamics [1,3]	170,000	1,943,100
Atrion Corporation	7,557	1,450,868
CryoLife	50,573	303,944
DynaVox Cl. A [1]	20,000	10,820
Exactech [1]	111,000	2,296,590
Invacare Corporation [3]	42,500	554,625
Medical Action Industries [1]	125,250	751,500
STRATEC Biomedical	14,000	627,568
Syneron Medical [1]	69,200	707,224
Theragenics Corporation [1]	202,377	329,875
Trinity Biotech ADR	40,000	675,200
Utah Medical Products	42,300	2,062,971

		12,067,718

Health Care Providers & Services - 1.8%
CorVel Corporation [1,3]	20,000	989,800
Cross Country Healthcare [1]	323,200	1,716,192
Gentiva Health Services [1,3]	23,000	248,860
LHC Group [1]	3,800	81,662
PDI [1]	65,383	385,760
PharMerica Corporation [1,3]	72,000	1,008,000
Psychemedics Corporation	67,300	802,889
U.S. Physical Therapy	35,857	962,760

		6,195,923

Health Care Technology - 0.1%
Computer Programs and Systems	5,000	270,550

Life Sciences Tools & Services - 0.4%
Affymetrix [1]	150,000	708,000
Furiex Pharmaceuticals [1]	23,758	890,450

		1,598,450

Pharmaceuticals - 0.5%
Hi-Tech Pharmacal [3]	49,200	1,629,012

Total		24,077,012

Industrials – 28.5%
Aerospace & Defense - 2.6%
AeroVironment [1,3]	23,200	420,616
Astronics Corporation [1]	34,744	1,036,066
Breeze-Eastern Corporation [1]	24,233	200,164
Ducommun [1]	78,700	1,557,473
HEICO Corporation [2,3]	65,625	2,848,781
Innovative Solutions and Support	177,828	876,692
Kratos Defense & Security Solutions [1]	72,324	363,790
SIFCO Industries	45,800	843,178
Sparton Corporation [1]	73,492	984,793

		9,131,553

Air Freight & Logistics - 0.6%
Forward Air [3]	50,700	1,890,603
Pacer International [1]	35,000	176,050

		2,066,653

Building Products - 4.5%
AAON [3]	109,500	3,021,105
American Woodmark [1,3]	72,000	2,450,160
Apogee Enterprises	57,900	1,676,205
Burnham Holdings Cl. A [4]	121,000	2,093,300
Griffon Corporation [3]	89,500	1,066,840
Trex Company [1,2,3]	76,500	3,762,270
WaterFurnace Renewable Energy	117,300	1,870,611

		15,940,491

Commercial Services & Supplies - 1.9%
Acorn Energy	60,000	441,000
CompX International Cl. A	107,500	1,362,025
Heritage-Crystal Clean [1]	113,301	1,710,845
Interface [3]	27,000	518,940
Team [1,2,3]	62,440	2,564,411

		6,597,221

Construction & Engineering - 2.9%
Comfort Systems USA [3]	11,696	164,797
Integrated Electrical Services [1,6]	998,500	6,370,430
Layne Christensen [1,3]	32,200	688,436
MYR Group [1,3]	102,600	2,519,856
Pike Electric [3]	37,900	539,317

		10,282,836

Electrical Equipment - 2.1%
AZZ	16,494	795,011
Deswell Industries	544,371	1,377,258
Encore Wire [3]	15,000	525,300
Global Power Equipment Group	36,000	634,320
Jinpan International	35,000	184,100
LSI Industries	79,812	557,088
Orion Energy Systems [1]	100,000	248,000
Powell Industries [1,3]	36,000	1,892,520
Preformed Line Products	16,000	1,119,520

		7,333,117

Industrial Conglomerates - 1.1%
Raven Industries [3]	116,800	3,925,648

Machinery - 6.6%
Alamo Group	11,900	455,175
Armstrong Industrial	585,500	141,613
CIRCOR International [3]	14,000	595,000
Columbus McKinnon [1]	5,150	99,138
Douglas Dynamics	50,000	691,000
Eastern Company (The)	39,750	697,215
FAG Bearings India	27,200	735,676
Flow International [1]	212,234	829,835
Foster (L.B.) Company [3]	59,200	2,621,968
Graham Corporation	43,900	1,086,086
Hurco Companies [1]	52,666	1,434,095
Kadant [1]	15,500	387,500
NN [1]	164,300	1,554,278
PMFG [1]	223,245	1,377,422
Sarin Technologies	935,000	1,062,886
Semperit AG Holding	12,500	482,296
Standex International [3]	10,200	563,244
Sun Hydraulics [3]	115,787	3,764,235
Tennant Company [2,3]	92,300	4,482,088

		23,060,750

Marine - 0.2%
Clarkson	33,000	779,706

Professional Services - 3.1%
Advisory Board (The) [1,2,3]	53,300	2,799,316
CBIZ [1]	47,000	299,860
Exponent [2,3]	58,400	3,150,096
GP Strategies [1,3]	13,785	328,910
Heidrick & Struggles International	157,768	2,358,632
JobStreet Corporation	50,000	45,212
Kforce [3]	60,000	982,200
On Assignment [1,3]	41,100	1,040,241

		11,004,467

Road & Rail - 1.9%
Frozen Food Express Industries [1]	157,000	216,660
Marten Transport	15,500	312,015
Patriot Transportation Holding [1]	111,681	3,106,965
Universal Truckload Services [1]	134,200	3,130,886

		6,766,526

Trading Companies & Distributors - 0.7%
Aceto Corporation	72,219	799,465
Houston Wire & Cable	67,375	872,506
Lawson Products [1]	50,269	883,729

		2,555,700

Transportation Infrastructure - 0.3%
Touax	47,000	1,054,322

Total		100,498,990

Information Technology – 23.9%
Communications Equipment - 1.0%
Bel Fuse Cl. A	67,705	934,329
ClearOne [1]	25,000	216,750
Cogo Group [1]	48,035	95,109
Extreme Networks [1]	245,000	825,650
Globecomm Systems [1]	49,200	590,892
Oplink Communications [1]	40,351	661,757
PC-Tel	44,100	313,110
Sycamore Networks [4]	101,000	36,360

		3,673,957

Computers & Peripherals - 1.0%
Intevac [1]	180,000	849,600
Rimage Corporation [1]	79,200	714,384
STEC [1]	228,900	1,011,738
Super Micro Computer [1,3]	45,754	516,563
TransAct Technologies	78,600	620,154

		3,712,439

Electronic Equipment, Instruments & Components - 8.4%
Agilysys [1]	232,000	2,306,080
Broadway Industrial Group	886,800	243,086
Checkpoint Systems [1,3]	60,300	787,518
Diploma	50,000	425,826
Domino Printing Sciences	80,000	776,743
DTS [1]	85,522	1,422,231
Frequency Electronics	34,600	323,164
Hana Microelectronics	646,900	557,768
Hollysys Automation Technologies [1]	235,200	2,867,088
Inficon Holding	3,600	1,061,835
LRAD Corporation [1]	85,056	88,458
Maxwell Technologies [1]	232,594	1,253,682
Mercury Systems [1]	61,653	454,382
Mesa Laboratories	51,389	2,723,103
Methode Electronics [3]	43,613	561,735
Newport Corporation [1,3]	80,900	1,368,828
Parametric Sound [1]	75,000	1,503,750
Park Electrochemical [3]	14,200	359,828
PC Connection	52,100	851,835
Pulse Electronics [1]	286,200	115,911
Richardson Electronics	300,900	3,568,674
Rogers Corporation [1,2,3]	58,400	2,781,008
TTM Technologies [1,3]	114,400	869,440
Vishay Precision Group [1]	144,000	2,115,360
Zygo Corporation [1,3]	15,100	223,631

		29,610,964

Internet Software & Services - 2.5%
Active Network [1]	100,000	419,000
Bitauto Holdings ADR [1]	50,000	497,500
comScore [1]	155,000	2,600,900
Marchex Cl. B	95,000	399,950
RealNetworks [1]	265,200	2,044,692
Stamps.com [1,3]	26,200	654,214
Support.com [1]	387,500	1,619,750
WebMediaBrands [1]	75,000	123,000
World Energy Solutions [1]	72,920	320,119

		8,679,125

IT Services - 4.8%
Cass Information Systems [3]	29,150	1,225,466
Computer Task Group [2,3]	178,800	3,824,532
CSE Global	1,332,800	929,473
Dynamics Research [1]	102,000	607,920
eClerx Services	25,100	278,017
Forrester Research [3]	61,700	1,952,805
Higher One Holdings [1]	114,000	1,013,460
Innodata [1]	233,832	806,721
Official Payments Holdings [1]	333,414	1,890,457
Sapient Corporation [1,2,3]	350,000	4,266,500

		16,795,351

Semiconductors & Semiconductor Equipment - 3.9%
Advanced Energy Industries [1,3]	54,500	997,350
Alpha & Omega Semiconductor [1]	136,735	1,214,207
Amtech Systems [1]	86,700	312,987
ATMI [1]	46,800	1,049,724
AXT [1]	66,200	194,628
Exar Corporation [1,2,3]	261,208	2,742,684
GSI Technology [1]	34,471	227,164
Integrated Silicon Solution [1]	27,467	251,872
Kulicke & Soffa Industries [1]	78,400	906,304
LTX-Credence Corporation [1]	72,200	436,088
Miraial	22,030	392,695
MoSys [1]	442,275	2,083,115
Photronics [1]	149,900	1,001,332
RDA Microelectronics ADR	66,000	610,500
Rubicon Technology [1]	76,899	507,533
Rudolph Technologies [1,3]	34,800	409,944
Silicon Motion Technology ADR	44,600	521,820
Ultra Clean Holdings [1]	14,185	92,203

		13,952,150

Software - 2.3%
ACI Worldwide [1,3]	69,600	3,400,656
Actuate Corporation [1]	116,200	697,200
American Software Cl. A	120,996	1,006,687
BSQUARE Corporation [1]	193,875	593,257
Envivio [1]	550,000	935,000
Pegasystems [3]	49,000	1,375,920

		8,008,720

Total		84,432,706

Materials – 7.9%
Chemicals - 3.0%
Balchem Corporation [2,3]	63,375	2,784,698
Hawkins [3]	29,697	1,186,395
Landec Corporation [1]	75,610	1,094,077
OM Group [1,3]	10,200	239,496
Quaker Chemical [2,3]	76,600	4,520,932
Zoltek Companies [1]	75,633	903,814

		10,729,412

Construction Materials - 0.7%
Ash Grove Cement [4]	8,000	1,464,000
Monarch Cement	52,303	1,137,590

		2,601,590

Metals & Mining - 4.2%
AuRico Gold [1]	91,250	573,963
Aurizon Mines [1]	157,000	692,370
Central Steel & Wire [4]	1,088	761,600
Comstock Mining [1]	375,000	753,750
Crocodile Gold [1]	980,000	221,883
Endeavour Mining [1]	642,400	948,565
Exeter Resource [1]	463,400	556,080
Geodrill [1]	177,700	211,662
Golden Star Resources [1,2,3]	468,700	749,920
Haynes International [3]	22,701	1,255,365
Horsehead Holding Corporation [1,3]	67,888	738,621
Kingsrose Mining	224,000	150,425
MAG Silver [1]	74,750	709,378
Materion Corporation	50,000	1,425,000
Midway Gold [1]	345,000	420,900
RTI International Metals [1,3]	25,000	792,250
Scorpio Mining [1]	136,000	93,715
Seabridge Gold [1,3]	16,700	230,460
Synalloy Corporation	58,200	807,816
Universal Stainless & Alloy Products [1]	25,000	908,750
Victoria Gold [1]	1,100,000	189,497
Vista Gold [1]	669,000	1,445,040

		14,637,010

Paper & Forest Products - 0.0%
Qunxing Paper Holdings [5]	1,500,000	79,768

Total		28,047,780

Utilities – 0.1%
Independent Power Producers & Energy Traders - 0.1%
Alterra Power [1]	450,000	137,324
China Hydroelectric ADS [1]	73,100	202,487

Total		339,811

Miscellaneous [7] – 2.0%
Total		7,079,132

TOTAL COMMON STOCKS
(Cost $273,928,348)		373,305,307

PREFERRED STOCK – 0.4%
Seneca Foods Conv. [1,4]
(Cost $578,719)	45,409	1,453,088

REPURCHASE AGREEMENT – 6.5%
Fixed Income Clearing Corporation,
0.12% dated 3/28/13, due 4/1/13,
maturity value $22,729,303 (collateralized
by obligations of various U.S. Government
Agencies, due 9/5/13, valued at $23,188,400)
(Cost $22,729,000)		22,729,000

TOTAL INVESTMENTS – 112.7%
(Cost $297,236,067)		397,487,395

LIABILITIES LESS CASH
AND OTHER ASSETS – (12.7)%		(44,745,413)

NET ASSETS – 100.0%		$352,741,982

[1]	Non-income producing.
[2]	At March 31, 2013, a portion of these securities were rehypothecated in connection with the Fund’s revolving credit agreement in the aggregate amount of $43,492,525.
[3]
All or a portion of these securities were pledged as collateral in connection with the revolving credit agreement at March 31, 2013. Total market value of pledged securities at March 31, 2013, was $135,776,732.

[4]	These securities are defined as Level 2 securities due to fair value being based on quoted prices for similar securities.
[5]
Securities for which market quotations are not readily available represent 0.1% of net assets. These securities have been valued at their fair value under procedures approved by the Fund’s Board of Directors. These securities are defined as Level 3 securities due to the use of significant unobservable inputs in the determination of fair value.

[6]
At March 31, 2013, the Fund owned 5% or more of the Company’s outstanding voting securities thereby making the Company an Affiliated Company as that term is defined in the Investment Company Act of 1940.

[7]	Includes securities first acquired in 2013 and less than 1% of net assets.

TAX INFORMATION: The cost of total investments for Federal income tax purposes was $298,073,554. At March 31, 2013, net unrealized appreciation for all securities was $99,413,841, consisting of aggregate gross unrealized appreciation of $126,454,596 and aggregate gross unrealized depreciation of $27,040,755. The primary difference between book and tax basis cost is the timing of the recognition of losses on securities sold.

Valuation of Investments:
Investment transactions are accounted for on the trade date. Securities are valued as of the close of trading on the New York Stock Exchange (NYSE) (generally 4:00 p.m. Eastern time) on the valuation date. Securities that trade on an exchange, and securities traded on Nasdaq’s Electronic Bulletin Board, are valued at their last reported sales price or Nasdaq official closing price taken from the primary market in which each security trades or, if no sale is reported for such day, at their bid price. Other over-the-counter securities for which market quotations are readily available are valued at their highest bid price, except in the case of some bonds and other fixed income securities which may be valued by reference to other securities with comparable ratings, interest rates and maturities, using established independent pricing services. The Fund values its non-U.S. dollar denominated securities in U.S. dollars daily at the prevailing foreign currency exchange rates as quoted by a major bank. Securities for which market quotations are not readily available are valued at their fair value in accordance with the provisions of the 1940 Act, under procedures approved by the Fund’s Board of Directors, and are reported as Level 3 securities. As a general principle, the fair value of a security is the amount which the Fund might reasonably expect to receive for the security upon its current sale. However, in light of the judgment involved in fair valuations, there can be no assurance that a fair value assigned to a particular security will be the amount which the Fund might be able to receive upon its current sale. In addition, if, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. The Fund uses an independent pricing service to provide fair value estimates for relevant non-U.S. equity securities on days when the U.S. market volatility exceeds a certain threshold. This pricing service uses proprietary correlations it has developed between the movement of prices of non-U.S. equity securities and indices of U.S.-traded securities, futures contracts and other indications to estimate the fair value of relevant non-U.S. securities. When fair value pricing is employed, the prices of securities used by the Fund may differ from quoted or published prices for the same security. Investments in money market funds are valued at net asset value per share.

Various inputs are used in determining the value of the Fund’s investments, as noted above. These inputs are summarized in the three broad levels below:
Level 1	–	quoted prices in active markets for identical securities.
Level 2	–
other significant observable inputs (including quoted prices for similar securities, foreign securities that may be fair valued and repurchase agreements). The table below includes all Level 2 securities. Level 2 securities with values based on quoted prices for similar securities are noted in the Schedule of Investments.

Level 3	–
significant unobservable inputs (including last trade price before trading was suspended, or at a discount thereto for lack of marketability or otherwise, market price information regarding other securities, information received from the company and/or published documents, including SEC filings and financial statements, or other publicly available information).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2013. For a detailed breakout of common stocks by sector classification, please refer to the Schedule of Investments.

	Level 1	Level 2	Level 3	Total
Common Stocks	$364,952,804	$8,162,446	$190,057	$373,305,307
Preferred Stocks	–	1,453,088	–	1,453,088
Cash Equivalents	–	22,729,000	–	22,729,000

     For the three months ended March 31, 2013, certain securities have transferred in and out of Level 1 and Level 2 measurements as a result of the fair value pricing procedures for international equities. The Fund recognizes transfers between levels as of the end of the reporting period. At March 31, 2013, securities valued at $25,181,216 were transferred from Level 2 to Level 1 and securities valued at $36,360 were transferred from Level 1 to Level 2 within the fair value hierarchy.

     Level 3 Reconciliation:
		Realized and Unrealized
	Balance as of 12/31/12	Gain (Loss)	Balance as of 3/31/13
Common Stocks	$197,755	$(7,698)	$190,057

Repurchase Agreements:
The Fund may enter into repurchase agreements with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund restricts repurchase agreements to maturities of no more than seven days. Securities pledged as collateral for repurchase agreements, which are held until maturity of the repurchase agreements, are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). Repurchase agreements could involve certain risks in the event of default or insolvency of the counter-party, including possible delays or restrictions upon the ability of the Fund to dispose of its underlying securities.

Borrowings:
The Fund has entered into a $45,000,000 revolving credit agreement (the credit agreement) with BNP Paribas Prime Brokerage Inc. (BNPP). The Fund pays a commitment fee of 0.50% per annum on the unused portion of the credit agreement. The credit agreement has a 360-day rolling term that resets daily; however, if the Fund exceeds certain net asset value triggers, the credit agreement may convert to a 60-day rolling term that resets daily. The Fund is required to pledge portfolio securities as collateral in an amount up to two times the loan balance outstanding and has granted a security interest in the securities pledged to, and in favor of, BNPP as security for the loan balance outstanding. If the Fund fails to meet certain requirements, or maintain other financial covenants required under the credit agreement, the Fund may be required to repay immediately, in part or in full, the loan balance outstanding under the credit agreement necessitating the sale of portfolio securities at potentially inopportune times. The credit agreement also permits, subject to certain conditions, BNPP to rehypothecate portfolio securities pledged by the Fund up to the amount of the loan balance outstanding. The Fund continues to receive payments in lieu of dividends and interest on rehypothecated securities. The Fund also has the right under the credit agreement to recall the rehypothecated securities from BNPP on demand. If BNPP fails to deliver the recalled security in a timely manner, the Fund will be compensated by BNPP for any fees or losses related to the failed delivery or, in the event a recalled security will not be returned by BNPP, the Fund, upon notice to BNPP, may reduce the loan balance outstanding by the amount of the recalled security failed to be returned. The Fund will receive a portion of the fees earned by BNPP in connection with the rehypothecation of portfolio securities.

Transactions in Affiliated Companies:
An “Affiliated Company” as defined in the Investment Company Act of 1940, is a company in which a fund owns 5% or more of the company’s outstanding voting securities at any time during the period. The Fund effected the following transactions in shares of such companies for the three months ended March 31, 2013:

	Shares	Market Value	Cost of	Cost of	Realized	Dividend	Shares	Market Value
Affiliated Company	12/31/12	12/31/12	Purchases	Sales	Gain (Loss)	Income	3/31/13	3/31/13
Integrated Electrical Services	1,099,679	$5,124,504	–	$187,181	$381,992	–	998,500	$6,370,430
		$5,124,504			$381,992			$6,370,430

Other information regarding the Fund is available in the Fund’s most recent Report to Stockholders. This information is available through The Royce Funds (www.roycefunds.com) and on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2 - Controls and Procedures
(a) The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report (as required by Rule 30a-3(b) under the Investment Company Act of 1940 (the “Act”)), that the Registrant’s disclosure controls and procedures (as defined by Rule 30a-3(c) under the Act) are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the internal control over financial reporting.

Item 3 - Exhibits
Certifications pursuant to Rule 30a-2(a) under the Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Royce Micro-Cap Trust, Inc.
By:

/s/ Charles M. Royce
Charles M. Royce
President, Royce Micro-Cap Trust, Inc.
Date: May 28, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:

/s/ Charles M. Royce
Charles M. Royce
President, Royce Micro-Cap Trust, Inc.
Date: May 28, 2013

By:

/s/ John D. Diederich
John D. Diederich
Treasurer, Royce Micro-Cap Trust, Inc.
Date: May 28, 2013